GENERAL (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity-Wide Revenue, Major Customer, Percentage	17.80%	17.50%	16.70%
Business Acquisition Percentage Of Outstanding Shares Acquired				100.00%
Additional Major Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.10%	12.70%	11.90%